Invested and working capital, Exploration and Evaluation Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Invested and working capital [Abstract]
Exploration and evaluation expenditure	$ 152,226	$ 118,487	$ 85,988
Reconciliation of movement [Abstract]
Opening balance	118,487	85,988	65,078
Additions - Rhyolite Ridge	33,579	32,049	20,905
Exploration expenditure - non core	205	467	39
Exploration expenditure - written off	(45)	(17)	(34)
Carrying amount at the end of the financial year	$ 152,226	$ 118,487	$ 85,988